INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

13. INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of relationships which is amortized on a straight-line basis over its useful life of 5 years.

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2021	563
Additions	3,370
Balance at December 31, 2022	3,933
Purchase Price Allocation Adjustment	530
Balance at December 31, 2023	4,463
Accumulated Depreciation
Balance at December 31, 2021	113
Depreciation	112
Balance at December 31, 2022	225
Depreciation	796
Balance at December 31, 2023	1,021

Carrying Amounts
Balance at December 31, 2022	3,708
Balance at December 31, 2023	3,442